NOTE RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
SCHEDULE OF NOTE RECEIVABLE	The Company’s notes receivable is as follows:
	June 30, 2021	December 31, 2020

MIMO Technologies PVT Ltd	$-	$227,877
The Company’s notes receivable is as follows:
	December 31, 2020	December 31, 2019

MIMO Technologies PVT Ltd	$227,877	$-